Employee Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Employee Compensation Plans
Employee Compensation Plans

9. Employee Compensation Plans

        In July 2014, the Company's Board of Directors approved the 2014 Stock Plan (the 2014 Plan) and reserved to be authorized for issuance under the 2014 Plan the sum of (1) 1,782,500 shares of the Company's common stock, (2) the number of shares of the Company's common stock reserved under the Predecessor Plans (as defined below) that are not issued or subject to outstanding awards under the Predecessor Plans as of the closing of the Company's IPO and (3) any shares of the Company's common stock which are subject to outstanding options under the Predecessor Plans as of the closing of the Company's IPO that subsequently expire or lapse unexercised or are subsequently forfeited to or repurchased by the Company, provided that the shares reserved under clauses (2) and (3) above shall include no more than 1,070,687 shares of the Company's common stock. Under the 2014 Plan, options to purchase common stock, restricted stock and restricted stock units may be granted to the Company's employees, nonemployee directors, and consultants providing services to the Company. As of September 30, 2014, there are 1,861,623 shares available for grant without restriction. The aggregate number of shares of the Company's common stock reserved for issuance under the 2014 Plan shall automatically be increased on the first business day of each of the Company's fiscal years, commencing in 2015, by a number equal to the smallest of (i) 4% of the total number of shares of the Company's common stock actually issued and outstanding on the last business day of the prior fiscal year (excluding any rights to purchase shares of the Company's common stock that may be outstanding, such as options or warrants), (ii) 1,426,000 shares of the Company's common stock or (iii) a number of shares of Common Stock determined by the Company's board of directors.

        The Company has three additional share-based compensation plans pursuant to which outstanding awards have been made, but from which no further awards can or will be made: (i) the 2001 Stock Plan (the 2001 Plan); (ii) the 2004 Stock Plan (the 2004 Plan); and the 2013 Stock Plan (the 2013 Plan, and collectively with the 2001 Plan and the 2004 Plan (the Predecessor Plans). In November 2013, the Company's board of directors authorized a decrease in the number of shares available for issuance under the 2001 Plan by 530,674 shares and the automatic transfer of shares to the 2013 Plan from the 2001 and 2004 Plans that become available due to expiry, cancellation, termination or forfeiture. Through September 30, 2014, 402,530 shares became available under the 2001 Plan and were automatically transferred to the 2013 Plan and subsequently to the 2014 Plan as described in the paragraph above.

Stock Options

        All options granted under the Plans were granted with exercise prices equal to or above the fair market value of the Company's common stock on the date of grant. Options granted under the Plans vest over a time period or based on performance milestones established at the sole discretion of the Company's board of directors or its compensation committee. Vesting for time-based options generally occurs over a period of not greater than four years. All stock options expire no later than ten years from the grant date. As of September 30, 2014, the Company has 120,637 options that will expire during the year ended December 31, 2015, unless exercised. Under the terms of the Plans, employees may use shares to exercise a portion of these options. Shares tendered for this purpose are valued at the fair market value as of the date the options are exercised.

        The following table summarizes stock option activity under the Plans from January 1, 2013 through September 30, 2014:

	Number of Shares	Weighted-Average Exercise Price
Outstanding, January 1, 2013	1,907,568	$3.4362
Granted	868	$4.9450
Exercised	(42,823)	$1.7664
Cancelled	(379,940)	$1.1500
Expired	(175,456)	$1.9412
Forfeited	(18,300)	$6.8724

Outstanding, December 31, 2013	1,291,917	$4.3194
Granted	463,008	$5.9434
Exercised	(36,752)	$1.4895
Expired	(210,043)	$4.1992
Forfeited	(19,956)	$7.0579

Outstanding, September 30, 2014	1,488,174	$4.8753

Vested and Expected to Vest, September 30, 2014	1,455,504	$4.8278
Exercisable, September 30, 2014	800,306	$3.5642

        The cost of each stock-based compensation award is determined based on the grant-date fair value, net of the effects of estimated forfeitures of the awards, and is recognized into expense over the award's service period. Stock-based compensation expense for the nine months ended September 30, 2014 and 2013 was recognized as follows:

	Nine Months Ended September 30,
	2014	2013
Research and development	$214,628	$13,329
General and administrative	1,864,723	72,278

Total stock-based compensation	$2,079,351	$85,607

        The Company granted 303,559 performance-based stock options to employees in March 2011. These performance options have a 10-year life and exercise prices equal to the fair value of the Company's stock at the grant date. Vesting of no more than 60% of these performance options is dependent on (i) meeting certain performance conditions, which relate to the Company's research and development progress, which were established by the Company's board of directors and (ii) the passage of time subsequent to the achievement of such performance conditions. Vesting of no more than 40% of these performance options is dependent on (i) meeting certain performance conditions, which relate to a deemed liquidation of the Company, an IPO or consummation of a strategic transaction, which were established by the Company's board of directors and (ii) the passage of time subsequent to the achievement of such performance conditions. The Company's board of directors determines if the performance conditions have been met. Stock-based compensation expense for these options is recorded when management estimates that the vesting of these options is probable based on the status of the Company's research and development programs and other relevant factors. As of September 30, 2014, 110,701 performance-based stock options have been deemed probable and stock-based compensation expense recorded ratably over the completed service period associated with each performance condition. Any change in these estimates will result in a cumulative adjustment in the period in which the estimate is changed, so that as of the end of a period, the cumulative compensation expense recognized for an award or grant equals the amount that would be recognized on a straight-line basis as if the current estimates had been utilized since the beginning of the service period.

        The Company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company's stock, the period during which the options will be outstanding, the rate of return on risk- free investments, and the expected dividend yield for the Company's stock.

        The fair values of stock options granted were calculated using the following weighted-average assumptions:

	Nine Months Ended September 30,
	2014	2013
Weighted-average risk-free interest rate	1.98%	1.42%
Expected term of options (in years)	6.11	6.25
Expected stock price volatility	83.00%	85.00%
Expected dividend yield	0%	0%

        The weighted average fair value of options granted during the nine months ended September 30, 2014 and 2013 was $4.08 and $3.63 per share, respectively.

        The weighted-average valuation assumptions were determined as follows:

  •
  Weighted-average risk-free interest rate: The Company bases the risk-free interest rate on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected option term.
  •
  Expected term of options: The expected term of options represents the period of time options are expected to be outstanding. The expected term of the options granted is derived from the "simplified" method as described in Staff Accounting Bulletin (SAB) 107 relating to ASC 718.
  •
  Expected stock price volatility: The expected volatility is based on historical volatilities of similar entities within the Company's industry which were commensurate with the Company's expected term assumption as described in SAB 107.
  •
  Expected dividends yield: The estimate for annual dividends is $0.00, because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend.
  •
  Estimated forfeiture rate: The Company's estimated annual forfeiture rate on stock option grants is based on the historical forfeiture experience of various employee groups.

        The total cash received from employees as a result of employee stock option exercises during the nine months ended September 30, 2014 and 2013 was $54,759 and $57,794 respectively.

        As of September 30, 2014, there was $1,858,501 of total unrecognized compensation expense, excluding performance-based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans. That expense is expected to be recognized as follows:

Year ending December 31,
2014	$163,611
2015	603,341
2016	520,325
2017	459,029
2018	112,195

$1,858,501

        The aggregate estimated fair value of options for which the satisfaction of the related-performance conditions have not been deemed probable is $827,860 as of September 30, 2014.

Restricted Stock Units

        During 2013, the Company awarded a performance-based RSU covering 391,304 shares of common stock from the 2013 Plan. An RSU award entitles the holder to receive shares of the Company's common stock as the award vests. The performance-based RSU awarded in 2013 vests contingent upon the achievement of pre-determined performance-based milestones. Stock-based compensation expense is recognized when it is deemed probable that the performance-based goal will be met. The Company's board of directors or its compensation committee determines if the performance conditions have been met. The grant-date fair value of the RSU was $3.68 per share and was based on the fair market value of the Company's common stock on the date of grant.

        During the three months ended September 30, 2014, the performance-based milestone on the RSU awarded in 2013 was deemed to be probable and the award was fully vested. The Company recorded $1,440,000 in stock-based compensation which was recorded as a general and administrative operating expense in the Statements of Operations.

9. Employee Compensation Plans

        In November 2013, the Company's Board approved the 2013 Stock Plan (the "2013 Plan") and reserved 530,674 shares of the Company's common stock to be authorized for issuance under the 2013 Plan. Under the 2013 Plan, options to purchase common stock, restricted stock and restricted stock units may be granted to the Company's employees, nonemployee directors, and consultants providing services to the Company. As of December 31, 2013, there are 311,912 shares available for grant without restriction.

        The Company has two additional share-based compensation plans pursuant to which outstanding awards have been made, but from which no further awards can or will be made: (i) the 2001 Stock Plan (the "2001 Plan"); (ii) the 2004 Stock Plan (the "2004 Plan"). In November 2013, the Company's Board authorized a decrease and to the shares available for issuance under the 2001 Plan by 530,674 shares and the automatic transfer of shares to the 2013 Plan from the 2001 and 2004 Plans that become available due to expiry, cancellation, termination or forfeiture. Through December 31, 2013, 172,532 shares became available under the 2001 Plan and were automatically transferred to the 2013 Plan.

        The Company's policy is to issue new common shares upon the exercise of stock options, conversion of share units or purchase of restricted stock. The 2013, 2004 and 2001 Plans (collectively, the "Plans") were approved and are administered by the Company's Board or its Compensation Committee.

Stock Options

        All options granted under the Plans were granted with exercise prices (as determined by the Board) equal to or above the fair market value of the Company's common stock on the date of grant. Options granted under the Plans vest over a time period or based on performance milestones established at the sole discretion of the Board. Vesting for time-based options generally occurs over a period of not greater than four years. All stock options expire no later than ten years from the grant date. As of December 31, 2013, the Company has 115,860 and 133,578 options that will expire during the years ending December 31, 2014 and 2015, respectively, unless exercised. Under the terms of the Plans, employees may use shares to exercise a portion of these options. Shares tendered for this purpose are valued at the fair market value as of the date the options are exercised.

        The following table summarizes stock option activity under the Plans from January 1, 2012 through December 31, 2013:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2012	1,926,399	$3.4178		$—
Granted	4,128	$6.4998
Exercised	(22,959)	$2.3069		119,716
Expired	—	$—
Forfeited	—	$—

Outstanding, December 31, 2012	1,907,568	$3.4362
Granted	868	$4.9450
Exercised	(42,823)	$1.7664		112,583
Cancelled	(379,940)	$1.1500
Expired	(175,456)	$1.9412
Forfeited	(18,300)	$6.8724

Outstanding, December 31, 2013	1,291,917	$4.3194	4.24	$574,474

Exercisable, December 31, 2013	982,810	$3.4707	3.32	$572,616

Vested and Expected to Vest, December 31, 2013	1,253,111	$4.2366

        Stock-based compensation expense includes stock options granted on or after January 1, 2006, based on the grant-date fair value in accordance with the provisions of ASC 718. Stock-based compensation expense reflects estimated forfeitures of awards.

        The weighted average fair value of options granted during the years ended December 31, 2013 and 2012 was $3.68 and $4.83 per share, respectively. The estimated fair value of the Company's stock-based awards, less estimated forfeitures, is amortized on a ratable basis over the awards' service periods.

        The Company granted 303,583 and 181,252 performance-based stock options to employees in March 2011 and July 2007, respectively. These performance options have a 10-year life and exercise prices equal to the fair value of the Company's stock at the grant date. Vesting of these performance options is dependent on (i) meeting certain performance conditions, which relate to the Company's research and development progress, which were established by the Board of Directors and (ii) the passage of time subsequent to the achievement of such performance conditions. The Board of Directors determines if the performance conditions have been met. Stock-based compensation expense for these options is recorded when management estimates that the vesting of these options is probable based on the status of the Company's research and development programs and other relevant factors. Any change in these estimates will result in a cumulative adjustment in the period in which the estimate is changed, so that as of the end of a period, the cumulative compensation expense recognized for an award or grant equals the amount that would be recognized on a straight-line basis as if the current estimates had been utilized since the beginning of the service period.

        The Company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company's stock, the period during which the options will be outstanding, the rate of return on risk-free investments, and the expected dividend yield for the Company's stock.

        The fair values of stock options granted were calculated using the following weighted-average assumptions:

	Year Ended December 31,
	2013	2012
Weighted-average risk-free interest rate	1.42%	0.90%
Expected term of options (in years)	6.25	6.25
Expected stock price volatility	85.00%	86.16%
Expected dividend yield	0%	0%

        The weighted-average valuation assumptions were determined as follows:

•

Weighted-average risk-free interest rate: The Company bases the risk-free interest rate on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected option term.

•

Expected term of options: The expected term of options represents the period of time options are expected to be outstanding. The expected term of the options granted is derived from the "simplified" method as described in Staff Accounting Bulletin ("SAB") 107 relating to ASC 718.

•

Expected stock price volatility: The expected volatility is based on historical volatilities of similar entities within the Company's industry which were commensurate with the Company's expected term assumption as described in SAB 107.

•	Expected dividends yield: The estimate for annual dividends is $0.00, because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend.
•	Estimated forfeiture rate: The Company's estimated annual forfeiture rate on stock option grants is based on the historical forfeiture experience of various employee groups.

        The total cash received from employees as a result of employee stock option exercises during the years ended December 31, 2013 and 2012 was $70,762 and $13,357, respectively.

        As of December 31, 2013, there was $24,397 of total unrecognized compensation expense, excluding performance-based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans. That expense is expected to be recognized as follows:

Year ending December 31,
2014	$13,493
2015	7,043
2016	3,572
2017	289

$24,397

        As of December 31, 2013, 181,252 of the performance-based stock options have been deemed probable and stock-based compensation expense recorded ratably over the completed service period associated with each performance condition. The aggregate estimated fair value of options for which the satisfaction of the related-performance conditions have not been deemed probable is $1,487,705 as of December 31, 2013.

        Subsequent to December 31, 2013 through the date of the issuance of these financial statements, the Company granted 344,008 stock options to certain employees and members of the board of directors at exercise prices ranging from $3.68 to $5.29 per share.

Restricted Stock Units

        During 2013, the Company awarded a performance-based Restricted Stock Unit ("RSU") covering 391,304 shares of common stock from the 2013 Plan. An RSU award entitles the holder to receive shares of the Company's common stock as the award vests. The performance-based RSU awarded in 2013 vests contingent upon the achievement of pre-determined performance-based milestones. Stock-based compensation expense is recognized when it is deemed probable that the performance-based goal will be met. The Board or its compensation committee determines if the performance conditions have been met. As of December 31, 2013, performance-based milestones on the RSU awarded in 2013 was not deemed probable. The fair value of the RSU is based on the fair market value of the Company's common stock on the date of grant. As of December 31, 2013, there was $1,440,000 of total unrecognized compensation expense related to the non-vested performance-based RSU awarded in 2013. The grant-date fair value of the RSU awarded during 2013 was $3.68.